Fair Value of Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value of Measurements
Fair Value of Measurements

5.Fair Value of Measurements

Fair value hierarchy classifications of the financial instruments that are measured at fair value on a recurring basis are as follows (in thousands):

	March 31, 2024
	Level 1	Level 2	Level 3	Total

Convertible promissory notes	$—	$—	$10,317	$10,317
Warrant liabilities	—	—	10,584	10,584

	December 31, 2023
	Level 1	Level 2	Level 3	Total

Convertible promissory notes	$—	$—	$34,033	$34,033

Valuation techniques and the inputs

The table below presents valuation techniques and inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy (in thousands):

	Valuation techniques	Inputs	March 31, 2024	December 31, 2023
Convertible promissory notes, current	Discounted Cash Flow Model (“DCF”)	Discount rate, risk-free rate, credit spread, contractual cash flows	$5,645	$—
	PWERM (“Probability-Weighted Expected Return Method”)	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$—	$27,794
Convertible promissory notes, net of current	Binomial Lattice Model (“BLM”)	Stock price, volatility, remaining term, risk-free rate, credit spread	$4,672	$—
	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$—	$6,239
Warrant liabilities – private and public warrants	Black Scholes Merton Model (“BSM”) or BLM	Exercise price, term to expiration, volatility, risk-free rate	$9,150	$—
Warrant liabilities - other			$1,434	$—

As of March 31, 2024, the key inputs for the convertible promissory notes, current using the DCF were as follows: remaining term of 0.25 years and a discount rate of 10.2%. As of March 31, 2024, the key inputs for the convertible promissory notes, net of current using the BLM were as follows: stock price of $6.58, volatility of 32.2%, remaining term of 1.9 years, risk-free rate of 4.6%, and credit spread of 5.0%.

As of March 31, 2024, the key inputs for the private placement warrants using the BSM were as follows: exercise price of $11.50 per share, term to expiration of 5 years, volatility range of 19.4% and a risk-free rate of 4.2%. As of March 31, 2024, the key inputs for the public warrants using the BLM were as follows: exercise price of $11.50 per share and term to expiration of 5.0 years. As of March 31, 2024, the key inputs for the warrant liabilities – other using the BSM were as follows: an exercise price of $5.00 per share, or $10.00 per share or $18.75 per share, term to expiration ranging from 0.4 years to 2.6 years, volatility ranging from 29.5% to 32.7%, and a risk-free rate ranging from 4.4% to 5.4%.

As of December 31, 2023, the PWERM was used as Legacy GCT was a private company. After the Closing, and as of March 31, 2024, the valuation techniques used reflect that the Business Combination was consummated.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Three Months Ended March 31,
	2024	2023
Convertible promissory notes fair value - beginning of period	$34,033	$31,166
Change in fair value of convertible promissory notes	1,203	(549)
Conversion of convertible promissory notes	(41,209)	—
Borrowing of convertible promissory notes	16,290	—
Convertible promissory notes fair value - end of period	$10,317	$30,617

	Three Months Ended March 31,
	2024	2023
Warrant Liabilities Fair value - beginning of period	$—	$—
Private and public warrants assumed at Closing	5,958	—
Change in fair value of warrant liabilities	4,626	—
Warrant Liabilities Fair value - end of period	$10,584	$—

The gains and losses from fair value re-measurement of Level 3 financial liabilities are recorded as other income, net in the condensed consolidated statements of operations.

2.Fair Value of Measurements

Fair Value Hierarchy

Recurring fair value measurements

Fair value hierarchy classifications of the financial instruments that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, are as follows:

	2023
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$34,033	$34,033

Recurring fair value measurements, continued

	2022
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$31,166	$31,166

Valuation techniques and the inputs

The table below presents valuation techniques and inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy as of December 31, 2023 and 2022.

(in thousands)	Valuation techniques	Inputs	2023	2022
Convertible promissory notes, current	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$27,794	$31,166
Convertible promissory notes, net of current			6,239	—

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities for the years ended December 31, 2023 and 2022:

(in thousands)	2023	2022
Fair value as of beginning of period	$31,166	$56,996
Change in fair value of convertible promissory notes	1,428	450
Conversion of convertible promissory notes	(61)	(33,140)
Repayment of convertible promissory notes	(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings	—	(1,000)
Borrowing of convertible promissory notes	2,000	9,000
Fair value as of end of period	$34,033	$31,166

The gains and losses from fair value re-measurement of Level 3 financial liabilities are recorded as other income (expense), net in the consolidated statements of operations.